OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral
Assets pledged

(in thousands of $)	2019	2018
Carrying value of vessels and equipment secured against long-term loans and finance leases	1,350,301	1,517,297
Carrying value of investment in leased vessel, net secured against long-term loans and finance leases	114,137	—
	1,464,438	1,517,297